Fees Summary	Jun. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 153,950,546.92
Previously Paid Amount	21,260.58
Total Fee Amount	21,260.58
Total Offset Amount	0.00
Net Fee	$ 0.00